Employees and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Employees and Other Current Liabilities [Abstract]
EMPLOYEES AND OTHER CURRENT LIABILITIES

NOTE 7 - EMPLOYEES AND OTHER CURRENT LIABILITIES

Composition:

	As of	As of
	December 31,	December 31,
	2024	2023

Deferred revenues	334	187
Provision for royalties to IIA	46	47
Payroll and social benefits	2,037	1,362
Vacation and recuperation provision	720	630
Accrued expenses and others	847	920
	3,984	3,146